FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Supplier Finance Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [Line Items]
Financial Liabilities	$ 121,191	$ 104,151
Bottom of range
Disclosure of detailed information about borrowings [Line Items]
Trade payables, payment term	90 days	90 days
Top of range
Disclosure of detailed information about borrowings [Line Items]
Trade payables, payment term	180 days	180 days
of which the supplier has received payment from the finance provider
Disclosure of detailed information about borrowings [Line Items]
Financial Liabilities	$ 30,252	$ 10,241